Stock-based Compensation - Additional Information (Detail) - USD ($)						3 Months Ended	12 Months Ended
		Nov. 06, 2024	Jun. 15, 2021	Apr. 01, 2021	Oct. 27, 2020	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense							$ 54,475,000	$ 35,318,000	$ 89,838,000
Other current liabilities							9,327,000	13,676,000
2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense					$ 0		$ 183,200,000
Share price	[1]						$ 5.11
November 2024 Modification [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense							$ 9,900,000
Acceleration Costs							2,500,000
Employee Stock Option | 2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs							200,000
Stock-based compensation expense							$ 600,000	600,000	800,000
Weighted-average period							3 months 18 days
Total fair value of options that vested							$ 400,000
Restricted Stock Units (RSUs) [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs							0
Stock-based compensation expense							4,600,000	5,500,000	42,300,000
Restricted shares to the founders of Second Spectrum			518,706
Percentage to be vested			50.00%
Share price			$ 17.74
Equity Settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs							20,400,000
Stock-based compensation expense							$ 16,200,000	10,400,000	4,500,000
Restricted shares to the founders of Second Spectrum							3,744,323
Weighted-average period							1 year 7 months 6 days
Cash-settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs							$ 300,000
Stock-based compensation expense							$ 500,000	200,000	100,000
Restricted shares to the founders of Second Spectrum							66,695
Weighted-average period							1 year 8 months 12 days
Other current liabilities							$ 500,000	200,000
Equity-settled Performance-Based Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs							21,700,000
Stock-based compensation expense							$ 32,600,000	12,800,000	2,200,000
Restricted shares to the founders of Second Spectrum							3,849,736
Weighted-average period							1 year 8 months 12 days
Percentage of cumulative adjusted EBITDA performance conditions granted						150.00%
Percentage of cumulative revenue						123.00%
Increase in compensation cost						$ 1,600,000	$ 1,600,000
Equity-settled Performance-Based Restricted Share Units [Member] | Minimum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of awards granted on achievement of performance							0.00%
Equity-settled Performance-Based Restricted Share Units [Member] | Maximum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of awards granted on achievement of performance							150.00%
Equity-settled Performance-Based Restricted Share Units [Member] | November 2024 Modification [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense							$ 12,400,000
Share price		$ 12
Removed award service requirement period		3 years
Equity-settled Performance-Based Restricted Share Units [Member] | November 2024 Modification [Member] | Minimum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share price		$ 12
Equity-settled Performance-Based Restricted Share Units [Member] | November 2024 Modification [Member] | Maximum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share price		$ 18
NFL Warrants [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Closing price of dMY's common stock				$ 15.63
Unrecognized compensation costs							$ 0
Issue of NFL aggregate warrants							18,500,000
Exercise price per share of warrants							$ 0.01
Additional warrants issuance description							each warrant was issued with one share of redeemable B Share with a par value of $0.0001.
Cost recognized for the warrants							$ 0	$ 5,900,000	$ 40,100,000

[1]	Represents the publicly traded common stock price as of the April 2024 Modification